Summary of Significant Accounting Policies - Schedule of Disaggregate the Company's Revenue Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregate the Company's Revenue Geographic Area [Line Items]
Total revenues	$ 1,868,333	$ 869,935	$ 1,073,351
China [Member]
Schedule of Disaggregate the Company's Revenue Geographic Area [Line Items]
Total revenues		824,098	696,668
United States [Member]
Schedule of Disaggregate the Company's Revenue Geographic Area [Line Items]
Total revenues	$ 1,868,333	$ 45,837	$ 376,683